Interest expense (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Interest expense on long-term debt	(1,088)	(1,072)
Interest expense on other debt	(57)	(87)
Capitalized interest	63	49
Total interest expense	(1,082)	(1,110)